Deferred tax - Movements of Gross Deferred Tax Liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 304.1	£ 379.8
Ending balance		312.5	304.1	[1]
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		568.7	622.8
Acquisition of subsidiaries		22.5	1.5
(Credit)/charge to income		(51.6)	(40.1)
Exchange differences and other movements		(3.6)	(15.5)
Ending balance		536.0	568.7
Gross deferred tax liabilities | Brands and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		326.8	352.3
Acquisition of subsidiaries		22.5	1.5
(Credit)/charge to income		(19.5)	(22.3)
Exchange differences and other movements		(4.7)	(4.7)
Ending balance		325.1	326.8
Gross deferred tax liabilities | Associate earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		58.0	76.5
Acquisition of subsidiaries		0.0	0.0
(Credit)/charge to income		(21.4)	(16.7)
Exchange differences and other movements		0.2	(1.8)
Ending balance		36.8	58.0
Gross deferred tax liabilities | Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		123.1	135.4
Acquisition of subsidiaries		0.0	0.0
(Credit)/charge to income		8.2	(7.8)
Exchange differences and other movements		1.9	(4.5)
Ending balance		133.2	123.1
Gross deferred tax liabilities | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		35.8	36.9
Acquisition of subsidiaries		0.0	0.0
(Credit)/charge to income		(35.5)	0.0
Exchange differences and other movements		(0.3)	(1.1)
Ending balance		0.0	35.8
Gross deferred tax liabilities | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		25.0	21.7
Acquisition of subsidiaries		0.0	0.0
(Credit)/charge to income		16.6	6.7
Exchange differences and other movements		(0.7)	(3.4)
Ending balance		£ 40.9	£ 25.0

[1]	Figures have been restated as described in the accounting policies.